FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 28, 2025 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)	Dec. 29, 2024 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	$ 284,458	$ 1.8	£ 0.5	€ 1.1	$ 1.5	$ 1.7	¥ 1.2	৳ 18.0	$ 98,799
Trade accounts receivable (note 7)	955,670	$ 53.3	£ 2.9	€ 32.7	$ 6.7	$ 5.3	¥ 0.2	৳ 0.0	542,359
Financial liabilities, carrying value	5,892,300
Financing arrangements	78,100								11,600
Financial liabilities, fair value	2,229,600								627,300
Financial liabilities, timing differences	120,100								37,800
Financial liabilities at amortised cost | Accounts payable and accrued liabilities(1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	1,251,927								478,317
Financial liabilities, fair value	1,251,927								478,317
Financial liabilities at amortised cost | Long term borrowings with variable rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	2,099,680								950,000
Financial liabilities, fair value	2,099,680								950,000
Financial liabilities at amortised cost | Long term borrowings with fixed rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	2,214,000								585,870
Financial liabilities, fair value	2,214,000								585,870
Derivative financial liabilities included in accounts payable and accrued liabilities | Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	12,283								11,756
Financial liabilities, fair value	12,283								11,756
Derivative financial liabilities included in accounts payable and accrued liabilities | Derivative financial liabilities included in other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	0								8,602
Financial liabilities, fair value	0								8,602
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	284,458								98,799
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 7)	955,670								542,359
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	69,234								56,785
Financial assets, fair value	69,234								56,785
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	65,519								22,321
Financial assets, fair value	65,519								22,321
Derivative financial assets included in prepaid expenses, deposits and other current assets | Prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,493								12,108
Financial assets, fair value	3,493								12,108
Derivative financial assets included in prepaid expenses, deposits and other current assets | Other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23,242								0
Financial assets, fair value	$ 23,242								$ 0